Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Earnings From Continuing Operations Before Income Taxes
Earnings from operations before income taxes for the years ended December 31 were as follows ($ in millions):

	2023	2022	2021
United States	$484	$528	$432
Non-U.S.	612	585	615
Total	$1,096	$1,113	$1,047

Schedule of Provision for Income Taxes
The provision for income taxes from operations for the years ended December 31 were as follows ($ in millions):

	2023	2022	2021
Current:
Federal U.S.	$86	$107	$41
Non-U.S.	169	177	137
State and local	27	28	19
Deferred:
Federal U.S.	(19)	(22)	(6)
Non-U.S.	(4)	(17)	(3)
State and local	(2)	(5)	(2)
Income tax provision	$257	$268	$186

Reconciliation of the Statutory Federal Income Tax Rate to the Effective Tax Rate
The effective income tax rate from operations for the years ended December 31 varies from the U.S. statutory federal income tax rate as follows:

	Percentage of Pre-Tax Earnings
	2023	2022	2021
Statutory federal income tax rate	21.0%	21.0%	21.0%
Increase (decrease) in tax rate resulting from:
State income taxes (net of Federal income tax benefit)	1.9	1.7	1.5
Non-U.S. rate differential	3.5	2.7	2.2
US Taxation of Foreign Earnings	(2.1)	(1.5)	(1.1)
Change in uncertain tax positions	—	1.0	(3.5)
R&D and other tax credits	(1.3)	(0.3)	(0.4)
Other	1.0	0.1	—
Net excess tax benefits from stock-based compensation	(0.6)	(0.6)	(1.9)
Effective income tax rate	23.4%	24.1%	17.8%

Schedule of Deferred Income Tax
Significant components of the Company’s deferred tax assets and liabilities from operations at the end of each fiscal year were as follows:

	2023	2022
Deferred Tax Assets:
Allowance for doubtful accounts	$6	$6
Inventories	18	22
Employee benefit plans	7	9
Other accruals and prepayments	79	89
Stock-based compensation expense	14	15
Operating lease liabilities	31	31
Capitalized research and development costs	46	25
Tax credit, operating loss and capital loss carryforwards	34	30
Net Investment Hedge	4	—
Deferred service income	—	—
Valuation allowances	(29)	(25)
Total Deferred Tax Assets	210	202
Deferred Tax Liabilities:
Depreciation	(12)	(10)
Operating lease right-of-use assets	(29)	(30)
Goodwill and other intangible assets	(242)	(262)
Total Deferred Tax Liability	(283)	(302)
Net Deferred Tax Liability	$(73)	$(100)

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding amounts accrued for potential interest and penalties, is as follows ($ in millions):

	2023	2022	2021
Unrecognized tax benefits, beginning of year	$94	$81	$115
Additions based on tax positions related to the current year	—	8	7
Additions for tax positions of prior years	2	11	1
Reductions for tax positions of prior years	2	—	—
Acquisitions, divestitures and other	4	—	—
Statute of limitations expirations	(1)	(1)	(40)
Settlements	(4)	(4)	(1)
Effect of foreign currency translation	—	(1)	(1)
Unrecognized tax benefits, end of year	$97	$94	$81